Income tax - Schedule Of Major Components Of Income Tax Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Current income tax	€ 20,880	€ 33,491	€ 23,007
Deferred tax	304	(14,536)	(5,276)
Income tax expense reported in the consolidated statement of profit or loss	€ 21,184	€ 18,955	€ 17,731